Segment information (Tables)	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Schedule of segment results
Total operating revenue
Operating revenues consist of contract revenues, reimbursable revenues, management contract revenues and other revenues. The segmental analysis of operating revenues is shown in the table below.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Harsh Environment	101	118	136	78	232
Floaters	141	69	194	85	154
Jackups	42	30	60	24	60
Other	—	2	—	—	6
Total operating revenues	284	219	390	187	452
Depreciation
We record depreciation expense to reduce the carrying value of drilling unit and equipment balances to their residual value over their expected remaining useful economic lives. The segmental analysis of depreciation is shown in the table below.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Harsh Environment	9	22	11	7	43
Floaters	17	10	24	6	19
Jackups	9	9	15	8	21
Total	35	41	50	21	83
Amortization of intangibles
We record amortization of favorable and unfavorable contracts over the remaining lives of the contracts. The segmental analysis of amortization is shown in the table below.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Harsh Environment	5	—	7	—	—
Floaters	6	—	4	—	—
Jackups	4	—	5	—	—
Other	—	—	2	—	—
Total	15	—	18	—	—
Operating profit/(loss) - Net profit/(loss)
The segmental analysis is shown in the table below.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Harsh Environment	7	(161)	(2)	16	(177)
Floaters	18	(20)	30	9	(27)
Jackups	6	2	(2)	12	(1)
Other	(6)	(49)	1	3	(47)
Operating profit / (loss)	25	(228)	27	40	(252)
Unallocated items:
Total financial and other items	(53)	(33)	(50)	3,672	(311)
Income taxes	(8)	(9)	(9)	(2)	(11)
Net (loss) / profit from continuing operations	(36)	(270)	(32)	3,710	(574)
Drilling units - Total assets
The segmental analysis of drilling assets and total assets is shown in the table below.

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Harsh Environment	314	709
Floaters	1,111	524
Jackups	475	544
Total drilling units	1,900	1,777

Unallocated items:
Investments in associated companies	58	27
Assets held for sale	—	1,103
Cash and restricted cash	468	535
Other assets	497	437
Total assets	2,923	3,879
Drilling units - Capital expenditures
The segmental analysis of capital expenditures is shown in the table below.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Harsh Environment	1	12	1	2	17
Floaters	58	9	74	18	12
Jackups	15	8	16	2	10
Other	—	1	—	—	1
Total	74	30	91	22	40

Schedule of revenues and fixed assets by geographic area	The following presents our revenues and fixed assets by geographic area:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Norway	72	117	106	78	234
Angola	72	35	97	43	53
United States	43	14	56	20	46
Saudi Arabia	31	22	44	18	42
Canada	29	—	29	—	—
Brazil	25	31	41	19	54
Others (1)	12	—	17	9	23
Total	284	219	390	187	452
(1) Other countries represent countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.
Fixed assets – drilling units (1)
Drilling unit fixed assets by geographic area based on location as at end of the period are as follows:

	Successor	Predecessor
(In $ millions)	As at June 30, 2022	As at December 31, 2021
Brazil	332	169
Norway	314	710
United States	276	92
Saudi Arabia	199	224
Spain	285	47
Other (2)	494	535
Drilling units	1,900	1,777
(1)     Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
(2)     "Other" represents countries in which we operate that individually had fixed assets representing less than 10% of total fixed assets for any of the periods presented.

Schedule of customer with contract revenues by major customers
We had the following customers with total revenues greater than 10% in any of the periods presented:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Sonadrill	16%	9%	15%	8%	8%
ConocoPhillips	14%	20%	14%	12%	19%
Var Energi	11%	—%	12%	10%	—%
Saudi Aramco	11%	10%	11%	10%	9%
Equinor	10%	14%	8%	9%	13%
Lundin	—%	14%	1%	10%	12%
Other	38%	33%	39%	41%	39%